Acquisition of Hercules Container Carrier S.A. (M/V Hyundai Premium) - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 26, 2013	Mar. 20, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Class B convertible preferred unit issued	9,100,000
Business acquisition financing				$ 207,937	$ 103	$ 363,038
Charter Revenues				$ 156,613	$ 119,907	116,520
Hercules Container Carrier S.A.
Business Acquisition [Line Items]
Duration of above market acquired time charter		11 years 9 months 11 days
WACC used for calculation of above market acquired time charter				11.00%
Charter Revenues			$ 7,181
Net income			3,567
2008 Credit Facility
Business Acquisition [Line Items]
Line of credit facility, maximum borrowing capacity			$ 350,000			$ 350,000
2008 Credit Facility | Hercules Container Carrier S.A.
Business Acquisition [Line Items]
Business acquisition financing		$ 27,000
Cash | Hercules Container Carrier S.A.
Business Acquisition [Line Items]
Cash consideration for acquisition of vessel		1,721
Part of net procceds used from the issuance of Partnership's Class B Convertible Preferred Units | Hercules Container Carrier S.A.
Business Acquisition [Line Items]
Business acquisition financing		$ 36,279